UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one):        [ ] is a restatement
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Middlefiled Ventures, Inc.
The Corporation Trust Company
1209 Orange St.
Wilmington, Delaware, US  19801

Form 13F File Number:  028-14935

Person Signing this Report on Behalf of Reporting Manager:

Robert Paul Pacileo Jr., Assistant Secretary, (408) 653-5504
_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:

/s/ Robert Paul Pacileo Jr.    Santa Clara, California
---------------------------    August 07, 2012

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0
                                            (thousands)

Explanatory Remarks:

This Reporting Manager is filing this 13F Notice in conjunction with the filing of an amended Form 13F Holdings Report which includes a position that was inadvertently excluded from its initial Form 13F for the quarter ended June 30, 2010, filed by the Reporting Manager on August 10, 2010 (the "Initial 13F").

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File Number     Name

1.     028-04527                Intel Corporation